MERGER WITH THE FORMER GOLDEN OCEAN - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) broker_value newbuilding vessel shares	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) broker_value newbuilding vessel shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 07, 2014 USD ($) $ / shares
Business Acquisition [Line Items]
Bargain purchase gain arising on consolidation	$ 78,876			$ 0	$ 0	$ 78,876
Share Price (in dollars per share) | $ / shares							$ 7.85
Fair value of shares issued	$ 307,220		$ 307,220				$ 482,300
Number of vessels acquired upon the merger | vessel	29		29
Number of independent broker valuations | broker_value	2		2
Number of newbuildings acquired upon the merger | newbuilding	4		4
Number of vessels under capital leases acquired upon the merger | vessel	2		2
Number of owned vessels in a joint venture | vessel	1		1
Refund of newbuilding installments		$ 40,100		$ 0	$ 0	40,148
Merger with former Golden Ocean [Member]
Business Acquisition [Line Items]
Revenue						113,900
Net loss						$ 96,700
Merger with former Golden Ocean [Member] | Minimum [Member]
Business Acquisition [Line Items]
Favorable contract remaining term	10 months
Unfavorable contract remaining term	3 months
Merger with former Golden Ocean [Member] | Maximum [Member]
Business Acquisition [Line Items]
Favorable contract remaining term	7 years 6 months
Unfavorable contract remaining term	10 years
Merger with former Golden Ocean [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Basis for Determining Value | shares			1
Number of shares issued to former Golden Ocean | shares			0.13749
Merger with former Golden Ocean [Member] | Common Stock [Member] | Former Golden Ocean [Member]
Business Acquisition [Line Items]
Number of shares issued (in shares) | shares	12,300,090		12,300,090